Intangible assets (Tables)	3 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2024	1,301	2,319	41	3,661
Effects of foreign exchange	51	19	2	72
Balance – March 31, 2025	1,352	2,338	43	3,733

	Acquired
	Customer relationships	Technology	Trademarks	Total

Accumulated amortization
Balance – December 31, 2024	902	1,047	41	1,990
Amortization	55	116	—	171
Effects of foreign exchange	38	16	2	56
Balance – March 31, 2025	995	1,179	43	2,217

Carrying value
Balance – December 31, 2024	399	1,272	—	1,671
Balance – March 31, 2025	357	1,159	—	1,516